UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Oceanic Investment Management Limited
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Address:   St. George's Court, 2nd Floor
           --------------------------------------------------
           Upper Church Street, Douglas
           --------------------------------------------------
           Isle of Man IM1 1EE
           --------------------------------------------------

Form 13F File Number:  028-13625
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Haynes
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     44-1624-643155
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anthony Haynes          Isle of Man                August 5, 2011
--------------------  ------------------------      --------------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             26
                                               -------------

Form 13F Information Table Value Total:            $ 337,189
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BAKER HUGHES INC              COM             057224107   29,497   406,516 SH       SOLE                  406,516
BALTIC TRADING LIMITED        COM             Y0553W103    4,555   793,600 SH       SOLE                  793,600
BRIGHAM EXPLORATION CO        COM             109178103   11,478   383,500 SH       SOLE                  383,500
BROADWIND ENERGY INC          COM             11161T108    2,776 1,914,600 SH       SOLE                1,914,600
CAMERON INTERNATIONAL CORP    COM             13342B105   23,219   461,696 SH       SOLE                  461,696
CARNIVAL CORP                 PAIRED CTF      143658300   29,760   790,860 SH       SOLE                  790,860
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH 167250109    5,294   136,100 SH       SOLE                  136,100
CHINA PETE & CHEM CORP        SPON ADR H SHS  16941R108    7,623    75,150 SH       SOLE                   75,150
EAGLE BULK SHIPPING INC       COM             Y2187A101      971   391,400 SH       SOLE                  391,400
ENSCO PLC                     SPONSORED ADR   29358Q109   39,097   733,535 SH       SOLE                  733,535
FRONTIER OIL CORP             COM             35914P105   15,992   494,967 SH       SOLE                  494,967
GENCO SHIPPING & TRADING LTD  NOTE 5.000% 8/1 36869MAA3    1,670 2,000,000 PRN      SOLE                2,000,000
GENCO SHIPPING & TRADING LTD  SHS             Y2685T107    1,737   231,024 SH       SOLE                  231,024
GOLAR LNG LTD BERMUDA         SHS             G9456A100    4,648   133,214 SH       SOLE                  133,214
HALLIBURTON CO                COM             406216101   38,571   756,300 SH       SOLE                  756,300
HANWHA SOLARONE CO LTD        SPONSORED ADR   41135V103    2,074   325,000 SH       SOLE                  325,000
KIRBY CORP                    COM             497266106   10,569   186,500 SH       SOLE                  186,500
NABORS INDUSTRIES LTD         SHS             G6359F103   18,295   742,500 SH       SOLE                  742,500
NATIONAL OILWELL VARCO INC    COM             637071101   26,623   340,400 SH       SOLE                  340,400
OASIS PETE INC NEW            COM             674215108    4,034   135,900 SH       SOLE                  135,900
PARAGON SHIPPING INC          CL A            69913R309    4,240 2,088,817 SH       SOLE                2,088,817
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408   15,379   454,200 SH       SOLE                  454,200
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206    7,341   103,203 SH       SOLE                  103,203
SCHLUMBERGER LTD              COM             806857108   23,465   271,584 SH       SOLE                  271,584
SCORPIO TANKERS INC           SHS             Y7542C106    6,521   652,735 SH       SOLE                  652,735
TEEKAY CORPORATION            COM             Y8564W103    1,760    57,000 SH       SOLE                   57,000
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